RELATED PARTY TRANSACTIONS (Details) - Key management personnel - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Disclosure of transactions between related parties [line items]
Expenses for airplane usage, related party transactions	$ 0.7	$ 1,400,000
Amount in account payable, related party transactions	0.1	700,000
DSUs
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions	$ 8,433,000	$ 6,939,000